SCHEDULE OF CARRYING AMOUNTS OF RIGHT-OF-USE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
As at 1 January 2025
Additions	2,417,624
Depreciation	(101,898)
As at 31 December 2025	2,315,726
Land [member]
IfrsStatementLineItems [Line Items]
As at 1 January 2025
Additions	2,232,254
Depreciation	(50,167)
As at 31 December 2025	2,182,087
Buildings [member]
IfrsStatementLineItems [Line Items]
As at 1 January 2025
Additions	185,370
Depreciation	(51,731)
As at 31 December 2025	$ 133,639